Segmental Information	6 Months Ended
Jun. 30, 2018
Disclosure of entity's operating segments [Abstract]
Segmental Information
Segmental reporting

AngloGold Ashanti’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.

Gold income

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South Africa	332	525	1,101
Continental Africa	972	884	1,895
Australasia	390	315	709
Americas	514	524	1,104
	2,208	2,248	4,809
Equity-accounted investments included above	(286)	(216)	(453)
	1,922	2,032	4,356

By-product revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South Africa	6	8	15
Continental Africa	2	2	3
Australasia	1	1	2
Americas	72	70	135
	81	81	155
Equity-accounted investments included above	(1)	—	(1)
	80	81	154

Gross profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South Africa	(10)	(28)	(3)
Continental Africa	185	143	386
Australasia	100	66	159
Americas	157	130	253
Corporate and other	15	2	2
	447	313	797
Equity-accounted investments included above	(37)	12	(13)
	410	325	784

Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Restated	Restated

South Africa	352	563	1,129
Continental Africa	788	742	1,513
Australasia	290	250	551
Americas	430	465	987
Corporate and other	(8)	(2)	(3)
	1,852	2,018	4,177
Equity-accounted investments included above	(250)	(228)	(441)
	1,602	1,790	3,736

Amortisation

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South Africa	42	80	133
Continental Africa	183	218	421
Australasia	63	53	130
Americas	89	110	273
Corporate and other	2	2	2
	379	463	959
Equity-accounted investments included above	(82)	(71)	(136)
	297	392	823

Capital expenditure

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South Africa	41	81	150
Continental Africa	139	191	409
Australasia	79	66	153
Americas	75	114	234
Corporate and other	1	2	7
	335	454	953
Equity-accounted investments included above	(42)	(63)	(123)
	293	391	830

Total assets

	As at	As at	As at
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South Africa	1,152	1,815	1,734
Continental Africa	3,109	3,089	3,153
Australasia	876	860	929
Americas	1,229	1,272	1,258
Corporate and other	238	144	145
	6,604	7,180	7,219